Policyholder Account Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	$ 11,120,565	$ 11,764,312
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	5,210,152	5,085,470
Equity indexed annuity contracts
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	5,896,019	6,662,985
Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	$ 14,394	$ 15,857